Share-based compensation - Disclosure of number and weighted average exercise prices of free ordinary shares (Details) - Free ordinary shares program - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
number of free shares
Outstanding, beginning balance (in shares)	1,487,667	1,842,404
Granted (in shares)	445,320	401,911
Forfeited (in shares)	(14,725)	(120,000)
Exercised (in shares)	(549,632)	(636,648)
Outstanding, ending balance (in shares)	1,368,630	1,487,667